Leases - Summary of Maturity Analysis of Finance Lease Payments Receivable (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	$ 70.4	₨ 5,782.7	₨ 4,596.2
Due in 1st Year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	4.8	391.4	289.2
Due in 2nd Year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	5.6	456.8	334.9
Due in 3rd to 5th Year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	19.1	1,572.4	1,148.6
Due beyond 5th Year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	$ 40.9	₨ 3,362.1	₨ 2,823.5